ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

Lisa M. Henry
T +1 617 951 7780
March 1, 2019	Lisa.Henry@ropesgray.com
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Homestead Funds Trust Registration Statement on Form N-1A
Ladies and Gentlemen:

On behalf of Homestead Funds Trust (the "Trust"), a Massachusetts business trust, enclosed for filing under both the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") is a registration statement on Form N-1A (the "Registration Statement"). We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions you may have with respect to this filing to me (at 617-951-7780) or to Nathan Briggs (at 202-626-3909) of this firm.

Sincerely,

/s/ Lisa M. Henry

Lisa M. Henry